UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended June 30, 2001

If amended report check here:      |_|;                   Amendment Number: ____

This Amendment (Check only one.):  |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
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Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                   (312) 214-6590
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Name                               (Title)                        (Phone)


                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                 August 9, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:        $170,422
                                              (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

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ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES        COMMON         002824100   6,001     125,000     X                                  X
AMERICAN EXPRESS           COMMON         025816109   5,626     145,000     X                                  X
AUTOMATIC DATA PROCESSING  COMMON         053015103   6,312     127,000     X                                  X
BERKSHIRE HATHAWAY         COMMON         084670108   9,855         142     X                                  X
BRISTOL-MYERS SQUIBB       COMMON         110122108   4,446      85,000     X                                  X
CINTAS CORP.               COMMON         172908105   7,724     167,000     X                                  X
CLOROX CO.                 COMMON         189054109   6,262     185,000     X                                  X
COCA-COLA COMPANY          COMMON         191216100   8,325     185,000     X                                  X
EMERSON ELECTRIC COMPANY   COMMON         291011104   7,563     125,000     X                                  X
EXXON MOBIL CORP.          COMMON         30231G102     727       8,320     X                                  X
FREDDIE MAC                COMMON         313400301   6,510      93,000     X                                  X
GANNETT CO. INC.           COMMON         364730101   7,579     115,000     X                                  X
GAP INC.                   COMMON         364760108   4,495     155,000     X                                  X
GILLETTE CO.               COMMON         375766102   4,783     165,000     X                                  X
HOME DEPOT                 COMMON         437076102   5,679     122,000     X                                  X
ILLINOIS TOOL WORKS        COMMON         452308109   6,014      95,000     X                                  X
INTEL CORP.                COMMON         458140100   5,558     190,000     X                                  X
INTERPUBLIC GROUP OF COS.  COMMON         460690100   5,870     200,000     X                                  X
JOHNSON & JOHNSON          COMMON         478160104   9,200     184,000     X                                  X


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ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
M&T BANK CORP.             COMMON         55261F104   2,265      30,000     X                                  X
MCDONALD'S CORP.           COMMON         581035101   4,871     180,000     X                                  X
MERCK & CO.                COMMON         589331107   6,263      98,000     X                                  X
MICROSOFT CORP.            COMMON         594918104   7,665     105,000     X                                  X
PITNEY BOWES INC.          COMMON         724479100   7,582     180,000     X                                  X
SHERWIN-WILLIAMS CO.       COMMON         824348106   4,218     190,000     X                                  X
SYSCO CORPORATION          COMMON         871829107   7,059     260,000     X                                  X
WAL-MART STORES            COMMON         931142103   6,442     132,000     X                                  X
WRIGLEY WM. JR. CO.        COMMON         982526105   5,528     118,000     X                                  X
     TOTAL                                          170,422